Lease (Details) - USD ($)	Feb. 28, 2021	Nov. 30, 2020
Leases [Abstract]
Operating lease right-of-use asset	$ 102,688	$ 137,931
Current operating lease liability	118,769	157,110
Total lease liability	$ 118,769	$ 157,110